OTHER ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER ASSETS AND LIABILITIES
Schedule of analysis of other current and non-current assets and liabilities

	2022	2021

Other current assets:
Value added tax (“VAT”) receivables	337,530	203,701
Prepaid expenses	150,747	105,074
Advances given	6,656	4,793
Prepaid tax	16,225	7,724
Other	2,952	8,085

	514,110	329,377

	2022	2021

Other non-current assets:
VAT receivables (*)	36,940	487,187
Prepaid expenses	25,623	14,554
Other	455	515

	63,018	502,256
(*)	VAT receivables that are expected to be offset against VAT payables in more than one year have been classified as other non-current assets.

NOTE 15 - OTHER ASSETS AND LIABILITIES (Continued)

	2022	2021

Other current liabilities:
Taxes and funds payable	118,087	97,664
Payable to personnel	107,337	60,378
Expense accruals	60,069	44,439
Received upfront fee under ADS program (*)	32,869	32,869
Refund liability	15,150	14,079
Deferred income	4,605	1,289
Other liabilities (**)	41,912	21,242

	380,029	271,960

	2022	2021

Other non-current liabilities:
Received upfront fee under ADS program (*)	146,597	180,413
Deferred income	—	416

	146,597	180,829
(*)

American Depositary Shares (“ADS”) fees collected under the depositary service agreement for seven-year period, that was signed between the Group and depositary bank and which is recognized as other income on a pro-rata basis.

(**)	Other liabilities mainly consist of withholding tax refunds in the amount of TRY34,929 thousands which will be paid to the Group’s digital advertising suppliers (2021: TRY14,006 thousands).